SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2013 HKD	Dec. 31, 2012 CNY	Dec. 31, 2012 HKD	Dec. 31, 2011 CNY	Dec. 31, 2011 HKD
Schedule of Foreign Currency Transactions [Line Items]
Balance sheet items, except for equity accounts	6.0537	7.7539	6.2301	7.7507	6.2939	7.7663
Items in statements of income and cash flows	6.1412	7.7565	6.2990	7.7591	6.4475	7.7793